Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 19, 2024	May 31, 2025	May 31, 2025
Twin Oak Active Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Twin Oak Active Opportunities ETF NAV
Accumulated Value		$ 10,000	$ 10,012
Twin Oak Short Horizon Absolute Return ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Twin Oak Short Horizon Absolute Return ETF NAV
Accumulated Value	$ 10,000		$ 10,336
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR Index
Accumulated Value		10,000	$ 9,699
50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000	$ 9,930
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		$ 10,065
Bloomberg U.S. Treasury Bills: 1-3 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bills: 1-3 Months Index
Accumulated Value	$ 10,000		$ 10,363